Report Of The Directors Financial Review Capital Report - Own funds disclosure (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Common equity tier 1 (‘CET1’) capital: instruments and reserves
Capital instruments and the related share premium accounts	$ 22,873	$ 22,384
Retained earnings	127,188	121,180
Accumulated other comprehensive income (and other reserves)	1,735	3,368
Minority interests (amount allowed in consolidated CET1)	4,865	4,854
Independently reviewed interim net profits net of any foreseeable charge or dividend	(3,381)	3,697
Common equity tier 1 capital before regulatory adjustments	153,280	155,483
Common equity tier 1 capital: regulatory adjustments
Total regulatory adjustments to common equity tier 1	(29,314)	(34,461)
Common equity tier 1 capital	123,966	121,022
Additional tier 1 capital before regulatory adjustments	24,453	26,180
Total regulatory adjustments to additional tier 1 capital	(60)	(60)
Additional tier 1 capital	24,393	26,120
Tier 1 capital	148,359	147,142
Tier 2 capital before regulatory adjustments	25,192	26,729
Total regulatory adjustments to tier 2 capital	(1,401)	(633)
Tier 2 capital	23,791	26,096
Total capital	$ 172,150	$ 173,238